Structured Entities (Summary of Carrying Amount and Maximum Exposure to Unconsolidated Structured Entities) (Details) - CAD ($) $ in Millions	Oct. 31, 2024	Oct. 31, 2023
FINANCIAL ASSETS
Trading loans, securities, and other	$ 175,770	$ 152,090
Non-trading financial assets at fair value through profit or loss	5,869	7,340
Derivatives	78,061	87,382
Financial assets designated at fair value through profit or loss	6,417	5,818
Financial assets at fair value through other comprehensive income	93,897	69,865
Debt securities at amortized cost, net of allowance for credit losses	271,615	308,016
Loans	949,549	895,947
Other	28,181	27,629
FINANCIAL LIABILITIES
Derivatives	68,368	71,640
Obligations related to securities sold short	39,515	44,661
Unconsolidated structured entities [member]
FINANCIAL ASSETS
Trading loans, securities, and other	8,551	8,120
Non-trading financial assets at fair value through profit or loss	1,618	3,008
Derivatives	680	401
Financial assets designated at fair value through profit or loss	298	268
Financial assets at fair value through other comprehensive income	23,584	29,677
Debt securities at amortized cost, net of allowance for credit losses	119,100	135,656
Loans	4,117	4,564
Other	5,852	4,769
Total assets	163,800	186,463
FINANCIAL LIABILITIES
Deposits	1,451	839
Derivatives	645	50
Obligations related to securities sold short	2,655	4,459
Total liabilities	4,751	5,348
Off-balance sheet exposure	30,279	26,163
Maximum exposure to loss from involvement with unconsolidated structured entities	189,328	207,278
Size of sponsored unconsolidated structured entities	61,134	47,815
Securitisation vehicles [member] | Unconsolidated structured entities [member]
FINANCIAL ASSETS
Trading loans, securities, and other	7,559	7,190
Non-trading financial assets at fair value through profit or loss	684	2,163
Derivatives	0	0
Financial assets designated at fair value through profit or loss	0	0
Financial assets at fair value through other comprehensive income	22,615	25,956
Debt securities at amortized cost, net of allowance for credit losses	117,890	134,503
Loans	4,114	4,560
Other	2	5
Total assets	152,864	174,377
FINANCIAL LIABILITIES
Deposits	0	0
Derivatives	0	0
Obligations related to securities sold short	2,324	4,126
Total liabilities	2,324	4,126
Off-balance sheet exposure	22,897	19,904
Maximum exposure to loss from involvement with unconsolidated structured entities	173,437	190,155
Size of sponsored unconsolidated structured entities	15,850	14,032
Investment funds and trusts [member] | Unconsolidated structured entities [member]
FINANCIAL ASSETS
Trading loans, securities, and other	992	930
Non-trading financial assets at fair value through profit or loss	836	738
Derivatives	680	401
Financial assets designated at fair value through profit or loss	298	268
Financial assets at fair value through other comprehensive income	967	3,714
Debt securities at amortized cost, net of allowance for credit losses	1,210	1,153
Loans	3	4
Other	88	107
Total assets	5,074	7,315
FINANCIAL LIABILITIES
Deposits	0	0
Derivatives	645	50
Obligations related to securities sold short	331	333
Total liabilities	976	383
Off-balance sheet exposure	4,392	3,965
Maximum exposure to loss from involvement with unconsolidated structured entities	8,490	10,897
Size of sponsored unconsolidated structured entities	45,272	33,744
Structured entities other [member] | Unconsolidated structured entities [member]
FINANCIAL ASSETS
Trading loans, securities, and other	0	0
Non-trading financial assets at fair value through profit or loss	98	107
Derivatives	0	0
Financial assets designated at fair value through profit or loss	0	0
Financial assets at fair value through other comprehensive income	2	7
Debt securities at amortized cost, net of allowance for credit losses	0	0
Loans	0	0
Other	5,762	4,657
Total assets	5,862	4,771
FINANCIAL LIABILITIES
Deposits	1,451	839
Derivatives	0	0
Obligations related to securities sold short	0	0
Total liabilities	1,451	839
Off-balance sheet exposure	2,990	2,294
Maximum exposure to loss from involvement with unconsolidated structured entities	7,401	6,226
Size of sponsored unconsolidated structured entities	$ 12	$ 39